As filed with the Securities and Exchange Commission on November X, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Towngate Road  Westlake Village, California 91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Towngate Road  Westlake Village, California 91361
 (Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

The Registrant is filing this amendment to its Form N-CSR for the six months ended June 30, 2017, originally filed with the Securities and Exchange Commission on September 8, 2017. The purpose of this amendment is to include a detailed Schedule of Investments in Item 6 – Investments as of June 30, 2017 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Semi-Annual Report
As of and for the six months ended June 30, 2017

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Table of Contents

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statement of Assets and Liabilities June 30, 2017 (Unaudited)

Assets:
Investments at fair value (cost $95,669,296)	$109,489,685
Receivable from PennyMac Loan Services, LLC	10,604,783
Other	1,923,034
Total assets	122,017,502

Liabilities:
Asset-backed financing at fair value (proceeds $27,548,853)	27,824,612
Payable to PennyMac Loan Services, LLC	479,123
Accrued expenses	418,281
Investment advisory fees	173,700
Other	18,437
Total liabilities	28,914,153

Partners’ capital	$93,103,349

Partners’ capital consists of:
Non-controlling Interest	$14,512,598
General Partner	42,176,261
Limited Partner	36,414,490
Total partners’ capital	$93,103,349

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Summary Schedule of Investments June 30, 2017 (Unaudited)

INVESTMENTS - 118%*
MORTGAGE INVESTMENTS - 114%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,217,760	$1,657,966
Mortgage Loan ID#1000043569**	3.38%	2/1/2047	CA	1,509,280	1,460,092
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	1,022,393
Mortgage Loan ID#1000035099**	3.00%	11/1/2056	NY	1,618,863	972,395
Mortgage Loan ID#1000035343**	5.63%	1/1/2057	CA	922,055	888,556
Mortgage Loan ID#1000015179**	5.25%	10/1/2043	CT	860,025	887,917
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	836,193
Mortgage Loan ID#1000016833**	3.00%	1/1/2057	NY	949,618	779,457
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	744,709
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,461,901	693,677
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	689,358
Mortgage Loan ID#1000026305**	2.00%	3/1/2056	CA	773,956	623,366
Mortgage Loan ID#1000029315**	3.38%	5/1/2057	CA	621,537	598,288
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	569,523
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	608,939	556,618
Mortgage Loan ID#1000034768**	3.50%	4/1/2036	NY	620,709	541,178
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	758,540	529,600
Mortgage Loan ID#1000025998**	2.00%	4/1/2057	CA	585,227	494,315
Mortgage Loan ID#1000025942**	2.00%	2/1/2057	CA	639,023	491,930
Mortgage Loan ID#1000002145	4.00%	3/1/2057	NY	627,438	490,463
Mortgage Loan ID#1000038435**	5.13%	5/1/2057	CA	521,717	477,412
Mortgage Loan ID#1000028356**	3.25%	9/1/2056	CT	578,001	472,601
Mortgage Loan ID#1000028960**	3.00%	3/1/2057	NY	562,398	468,584
Mortgage Loan ID#1000017201**	3.00%	1/1/2057	MD	653,047	462,122
Mortgage Loan ID#1000043597**	2.00%	12/1/2050	NJ	643,548	454,131
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,304	453,440
Mortgage Loan ID#1000000293**	4.25%	12/1/2054	VT	470,663	443,422
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,862	440,939
Mortgage Loan ID#1000017045**	3.00%	4/1/2057	MA	351,283	440,740
Mortgage Loan ID#1000035218**	3.00%	4/1/2057	NY	526,215	440,515
Mortgage Loan ID#1000002167	3.13%	6/1/2046	NY	554,505	439,555
Mortgage Loan ID#1000000565**	3.38%	6/1/2056	NY	738,381	432,782
Mortgage Loan ID#1000043537**	3.25%	9/1/2056	NY	1,024,404	426,812
Mortgage Loan ID#1000026020**	4.87%	6/1/2037	CA	547,423	423,729
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	416,430
Mortgage Loan ID#1000035426	2.00%	11/1/2039	CA	499,178	409,050
Mortgage Loan ID#1000002214	2.00%	5/1/2057	CA	697,552	406,044
Mortgage Loan ID#1000001463	4.98%	8/1/2047	CA	537,666	405,059
Mortgage Loan ID#1000003896**	4.13%	7/1/2053	MA	430,829	400,219
Mortgage Loan ID#1000043564**	7.00%	10/1/2037	NY	640,848	397,548
Mortgage Loan ID#1000002075	5.63%	5/1/2037	FL	539,813	393,629
Mortgage Loan ID#1000002101	2.00%	11/1/2057	CA	439,214	388,298
Mortgage Loan ID#1000015570	3.00%	3/1/2057	OR	494,240	387,261
Other**				116,936,589	68,959,746
				149,524,137	94,368,062

 (Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Summary Schedule of Investments June 30, 2017 (Unaudited)

		Principal	Fair
Description	State	amount	value
Real estate acquired in settlement of loans
Property ID#1000015063**	FL	$1,350,000	$1,399,603
Property ID#1000000557**	NJ	990,473	571,751
Property ID#1000027733**	IL	573,920	526,043
Property ID#1000026981**	MA	777,294	487,284
Property ID#1000016710**	NJ	529,780	475,153
Property ID#1000026032**	HI	420,101	466,927
Property ID#1000026843**	CA	536,000	466,638
Other**		10,568,513	6,833,513
		15,746,081	11,226,912

TOTAL MORTGAGE INVESTMENTS (Cost $91,774,585)		165,270,218	105,594,974

SHORT-TERM INVESTMENT - 4% *

		Fair
Name of Issuer	Shares	value
Short-term investment
Morgan Stanley Liquidity Funds: Government Institutional Shares - yield 0.77% at June 30, 2017	$3,894,711	$3,894,711

TOTAL SHORT-TERM INVESTMENT (Cost $3,894,711)	3,894,711	3,894,711

TOTAL INVESTMENTS (Cost $95,669,296)		$109,489,685

LIABILITIES - 30% *	Note	Maturity	Principal	Fair
Description	interest rate	date	amount	value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^	4.00%	3/25/2055	$27,656,516	$27,824,612

TOTAL LIABILITIES (Proceeds $27,548,853)			27,656,516	27,824,612

Other assets in excess of other liabilities - 12%*				11,438,276

TOTAL PARTNERS’ CAPITAL - 100% *				$93,103,349

*	Percentages are stated as a percent of partners’ capital.
**	Pledged as collateral for asset-backed financing, total $68,041,096 of mortgage loans and $10,552,506 of real estate acquired in settlement of loans (See Note 5).
^	Investment represents securities issued by related parties. All investments are in the United States of America.

(Concluded)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statement of Operations For the Six Months ended June 30, 2017 (Unaudited)

Investment income:
Interest from mortgage loans	$15,344,955
Home Affordable Modification Program incentives	223,546
Short-term investment dividends	37,540
Other	41,992
Total investment income	15,648,033

Expenses:
Collection and liquidation expenses	1,658,711
Interest on asset-backed financing	843,121
Mortgage loan servicing fees to PennyMac Loan Services, LLC	781,952
Other mortgage loan servicing expenses	522,880
Investment advisory fees to PNMAC Capital Management, LLC	365,150
Professional fees	180,510
Administration fees	114,824
Insurance	86,425
Directors’ fees and expenses	80,922
Collateral valuation	36,062
Taxes	23,658
Custodian fees	21,664
Trustee fees	15,741
Investment software licensing	15,216
Mortgage loan accounting fees	8,382
Registration fees	352
Total expenses before mortgage loan servicing fee rebate	4,755,570
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(99,537)
Net expenses	4,656,033
Net investment income	10,992,000

Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing:
Net realized loss on investments	(4,767,798)
Net change in unrealized gain on investments	(4,506,616)
Net change in unrealized loss on asset-backed financing	(89,654)
Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing	(9,364,068)
Net increase in partners’ capital resulting from operations	1,627,932
Less: increase in partners’ capital resulting from operations attributable to Non-controlling Interest	2,668,533
Net decrease in partners’ capital resulting from operations attributable to General and Limited Partners	$(1,040,601)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statements of Changes in Partners’ Capital For the Six Months ended June 30, 2017 and Year ended December 31, 2016 (Unaudited)

	Non-controlling Interest	General Partner	Limited Partner	Total

Partners’ capital, January 1, 2016	$24,920,297	$41,895,520	$84,155,445	$150,971,262
Distributions	(9,213,252)	—	(27,850,000)	(37,063,252)
Increase in partners’ capital from operations:
Net investment income	3,422,132	349	14,573,183	17,995,664
Net realized gain (loss) on investments	3,127,541	(215)	(9,412,835)	(6,285,509)
Net change in unrealized gain on investments	(3,559,836)	(22)	(983,215)	(4,543,073)
Net change in unrealized loss on asset-backed financing	—	(21)	(946,837)	(946,858)
Net change in Carried Interest	—	534,081	(534,081)	—
Net increase in partners’ capital from operations	2,989,837	534,172	2,696,215	6,220,224

Partners’ capital, January 1, 2017	18,696,882	42,429,692	59,001,660	120,128,234
Distributions	(6,852,817)	—	(21,800,000)	(28,652,817)
Increase (decrease) in partners’ capital from operations:
Net investment income	1,306,881	184	9,684,935	10,992,000
Net realized loss on investments	(892,774)	(71)	(3,874,953)	(4,767,798)
Net change in unrealized gain on investments	2,254,426	(124)	(6,760,918)	(4,506,616)
Net change in unrealized loss on asset-backed financing	—	(2)	(89,652)	(89,654)
Net change in Carried Interest	—	(253,418)	253,418	—
Net increase (decrease) in partners’ capital from operations	2,668,533	(253,431)	(787,170)	1,627,932

Partners’ capital, June 30, 2017	$14,512,598	$42,176,261	$36,414,490	$93,103,349

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statement of Cash Flows For the Six Months ended June 30, 2017 (Unaudited)

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$1,627,932

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Accrual of unearned discount on mortgage loans	(10,758,922)
Capitalization of interest on mortgage loans	(3,891,530)
Net realized loss on investments	4,767,798
Net change in unrealized gain on investments	4,506,616
Net change in unrealized loss on asset-backed financing	89,654
Principal repayments on mortgage loans	4,283,180
Sale of mortgage loans	13,193,173
Sale of real estate acquired in settlement of loans	9,106,626
Net change in short-term investment	18,107,786
Changes in other assets and liabilities:
Decrease in receivable from PennyMac Loan Services, LLC	757,448
Decrease in mortgage loan sales proceeds receivable	9,284,333
Decrease in other assets	507,609
Decrease in payable to PennyMac Loan Services, LLC	(282,062)
Increase in accrued expenses	41,803
Decrease in investment advisory fees payable	(46,294)
Decrease in other liabilities	(79,608)
Net cash provided by operating activities	51,215,542

Cash flows from financing activities:
Repayment of asset-backed financing	(22,562,725)
Distributions to Non-controlling Interest	(6,852,817)
Distributions to Limited Partner	(21,800,000)
Net cash used in financing activities	(51,215,542)

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Supplemental cash flow information:
Cash paid for interest on asset-backed financing	$858,163

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Financial Highlights As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

For the six months ended June 30, 2017
	General Partner (1)	Limited Partner	Total
Total Return (2)(3)
Before Carried Interest	-0.59%	-1.75%	-1.75%
Carried Interest (4)	-0.60%	0.57%	—
After Carried Interest	-1.19%	-1.18%	-1.75%

Internal rate of return (5)	231.31%	9.62%	10.93%

Ratio of net investment income to weighted average partners capital (6)	16.38%	44.05%	44.05%

Ratio of expenses to weighted average partners’ capital (1)(6)	6.67%	19.91%	19.91%
Carried Interest	11,192.56%	-0.57%	—
Ratio of expenses and carried interest to weighted average partners’ capital	11,199.23%	19.34%	19.91%

Partners’ capital, end of year	$42,176,261	$36,414,490	$78,590,751
Portfolio turnover rate (3)			0.00%

For the year ended December 31, 2016
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	4.14%	5.44%	5.44%
Carried Interest (4)	1.26%	-0.89%	—
After Carried Interest	5.40%	5.44%	5.44%

Internal rate of return (5)	255.85%	9.72%	11.11%

Ratio of net investment income to weighted average partners capital	15.56%	24.40%	24.40%

Ratio of expenses to weighted average partners’ capital (1)	11.12%	19.56%	19.56%
Carried Interest	-23,806.65%	0.89%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-23,795.53%	20.45%	19.56%

Partners’ capital, end of year	$42,429,692	$59,001,660	$101,431,352
Portfolio turnover rate			0.00%

(Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Financial Highlights As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

For the year ended December 31, 2015
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	5.09%	5.43%	5.43%
Carried Interest (4)	2.70%	-0.89%	—
After Carried Interest	7.79%	4.54%	5.43%

Internal rate of return (5)	322.00%	9.83%	11.36%

Ratio of net investment income to weighted average partners capital	6.55%	7.49%	7.49%

Ratio of expenses to weighted average partners’ capital (1)	6.29%	10.09%	10.09%
Carried Interest	-52,330.73%	0.89%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-52,324.44%	10.98%	10.09%

Partners’ capital, end of year	$41,895,520	$84,155,445	$126,050,965
Portfolio turnover rate			0.00%

For the year ended December 31, 2014
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (4)	1.47%	-0.36%	—
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (5)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners’ capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-151,176.47%	5.41%	4.41%

Partners’ capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

(Continued)
The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Financial Highlights As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

For the year ended December 31, 2013
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (4)	11.63%	-1.40%	—
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (5)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners’ capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-430,447.38%	4.12%	1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate			0.00%

(1)	In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)	Not annualized.
(4)	The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(5)
Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions) and outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to-date basis.

(6)	Annualized.

(Concluded)
The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 39% of the Master Fund at June 30, 2017 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

●
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

●	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

●
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans acquired in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as the Non-controlling Interest in the Master Fund (the “Non-controlling Interest”) and is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in and consolidates a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform mortgage loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired mortgage loans are performing or nonperforming:

●
The objective for performing mortgage loans is fair value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a mortgage loan, the Master Fund may monetize the enhanced fair value through various disposition strategies.

●
When mortgage loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invest directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and the Fund’s limited partnership agreement specified that the Master Fund was to exist through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement. During 2016, the Investment Manager elected to extend the Master Fund’s term by the first of the three one-year extension periods.

During June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets. The fair values of the assets subject to the pending sale reflect the assets’ expected selling prices as of June 30, 2017. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all.

Note 2—Significant Accounting Policies

Basis of Presentation
The Master Fund prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Consolidation
The consolidated financial statements include the accounts of the Master Fund and the Mortgage Investments. Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3“ fair value assets and liabilities, the Investment Manager is required to make judgments regarding these assets and liabilities’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these assets and liabilities and their fair values. Likewise, due to the general illiquidity of some of these assets and liabilities, subsequent transactions may be at values significantly different from those reported.

Short-term Investment
The short-term investment, the Morgan Stanley Liquidity Funds: Government Institutional Shares is carried at fair value with changes in fair value recognized in current period results of operations. Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date. The Master Fund’s short-term investment is classified as a “Level 1“ fair value asset.

Interest Income
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The fund administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The fund administrator updates its cash flow estimates monthly.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing such inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s interest income.

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP“). HAMP establishes standard loan modification guidelines for “at risk“ homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as investment income when the Master Fund receives the incentive payments.

Asset-backed Financing
The Investment Manager has elected to carry asset-backed financing at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of the mortgage loans at fair value collateralizing this financing. Changes in the fair value of asset-backed financing are recognized in current period operations under the caption Net change in unrealized loss on asset-backed financing. Asset-backed secured financing is categorized as a “Level 3“ fair value liability.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2016.

The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2017, open federal and state income tax years include the tax years ended December 31, 2014 through 2016 and December 31, 2013 through 2016, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest“ expense and penalties in “other“ expenses on the consolidated statement of operations.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partner’s investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the fair value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund other than in accordance with the partners’ respective investment ownership percentages.

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN. The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights. The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner.

The amounts relating to items 3 and 4 above relating to the General Partner are referred to as “Carried Interest“. The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of June 30, 2017, and expects the risk of loss to be remote.

Note 3—Fair Value

Following is a summary of assets and liabilities that are measured at fair value on a recurring basis for the six months ended June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$3,894,711	$—	$—	$3,894,711
Mortgage loans	—	—	94,368,062	94,368,062
Real estate acquired in settlement of loans	—	—	11,226,912	11,226,912
	$3,894,711	$—	$105,594,974	$109,489,685
Liabilities:
Asset-backed financing	$—	$—	$27,824,612	$27,824,612
	$—	$—	$27,824,612	$27,824,612

There were no transfers of assets and liabilities measured at fair value between fair value hierarchy levels during the six months ended June 30, 2017.

The following tables present a roll forward of assets and liabilities for which “Level 3“ fair value inputs were used to determine fair value for the six months ended June 30, 2017:

Assets:	Mortgage loans	Real estate acquired in settlement of loans	Total
Balance at January 1, 2017	$106,836,198	$18,405,400	$125,241,598
Sales	(13,193,173)	(9,106,626)	(22,299,799)
Repayments	(4,283,180)	—	(4,283,180)
Capitalization of interest	3,891,530	—	3,891,530
Accrual of unearned discounts	10,758,922	—	10,758,922
Transfers of mortgage loans and advances to REO	(4,559,151)	6,119,468	1,560,317
Net gains (losses) on investments:
Realized	(4,137,631)	(630,167)	(4,767,798)
Unrealized*	(945,453)	(3,561,163)	(4,506,616)
Balance at June 30, 2017	$94,368,062	$11,226,912	$105,594,974
Changes in fair value recognized during the period relating to assets still held at June 30, 2017	$3,028,982	$(3,297,215)	$(268,233)

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a net gain of $827,479 for the six months ended June 30, 2017.

At June 30, 2017, mortgage loans with a fair value totaling $36,238,018 were on non-accrual status.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Asset-backed financing
Liabilities:
Balance at January 1, 2017	$50,297,683
Repayments	(22,562,725)
Net unrealized loss on borrowings	89,654
Balance at June 30, 2017	$27,824,612

Valuation Techniques and Inputs
Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” fair value assets and liabilities which require the use of significant unobservable inputs in the estimation of the assets and liabilities’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” fair value assets and liabilities is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” fair value assets and liabilities to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. During the six months ended June 30, 2017, the Investment Manager’s valuation committee included the chief executive, financial, business development, operating, risk, and deputy chief financial officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” fair value assets and liabilities, including the models’ performance versus actual results and reports those results to the Investment Manager’s valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of “Level 3” fair value assets and liabilities:

Mortgage Loans
In June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets, including its investment in mortgage loans at fair value. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all. As a result of this agreement, all mortgage loans’ fair values are carried at their pending sale amounts.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Real Estate Acquired in Settlement of Loans
In June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets, including its investment in real estate acquired in settlement of loans (“REO”) at fair value. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all. As a result of this agreement, all REO fair values are carried at their pending sale amounts.

Asset-Backed Financing
The fair value of the Master Fund’s asset-backed financing is established based on quoted indications of fair value provided by non-affiliate brokers.

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at June 30, 2017:

			Weighted
		% partners’	average note
Occupancy	Fair value	capital	interest rate
Owner occupied	$79,274,817	85.2%	3.86%
Investment property	14,614,415	15.7%	4.68%
Second property	478,830	0.5%	7.26%
Total portfolio	$94,368,062	101.4%	4.01%

			Weighted
		% partners’	average note
Loan Type	Fair value	capital	interest rate
Adjustable rate / Hybrid	$17,525,882	18.8%	6.13%
Fixed interest rate	40,658,674	43.8%	4.19%
Balloon	620,507	0.7%	6.77%
Step rate	35,516,168	38.1%	2.42%
Other	46,831	< 0.1%	7.00%
Total portfolio	$94,368,062	101.4%	4.01%

			Weighted
		% partners’	average note
Lien Position	Fair value	capital	interest rate
1st Lien	$91,747,360	98.6%	3.95%
2nd Lien	2,620,702	2.8%	5.48%
Total portfolio	$94,368,062	101.4%	4.01%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

			Weighted
		% partners’	average note
Loan Age (1)	Fair value	capital	interest rate
Less than 24 months	$13,707	< 0.1%	3.37%
24-36 months	10,979	< 0.1%	3.78%
36-48 months	135,678	0.1%	4.64%
48-60 months	75,831	0.1%	3.94%
60 months or more	94,131,867	101.2%	4.01%
Total portfolio	$94,368,062	101.4%	4.01%

1 Loan Age reflects the age of the loan as of June 30, 2017.

			Weighted
		% partners’	average note
FICO Distribution (2)	Fair value	capital	interest rate
Less than 600	$65,468,923	70.4%	3.61%
600 - 649	12,596,642	13.5%	5.02%
650 - 699	8,692,686	9.3%	4.82%
700 - 749	5,272,132	5.7%	4.98%
More than 750	2,337,679	2.5%	4.20%
Total portfolio	$94,368,062	101.4%	4.01%

2 FICO score data is presented at the date of origination of the mortgage loan or the date of acquisition by the Master Fund, depending on the information available at the time of acquisition.

			Weighted
		% partners’	average note
Current Loan-to-Value (3)	Fair value	capital	interest rate
Less than 80%	$25,317,005	27.2%	4.52%
80% - 99.99%	22,328,917	24.0%	4.42%
100% - 119.99%	20,540,582	22.1%	4.26%
120% or more	26,181,558	28.1%	3.39%
Total portfolio	$94,368,062	101.4%	4.01%

3 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens as of June 30, 2017.

			Weighted
		% partners’	average note
Geographic Distribution	Fair value	capital	interest rate
New York	$22,597,670	24.3%	4.85%
California	16,536,418	17.8%	2.77%
Florida	11,112,821	11.9%	4.45%
New Jersey	4,713,121	5.1%	3.20%
Massachusetts	4,471,887	4.8%	4.46%
Illinois	3,711,437	4.0%	2.79%
Other	31,224,708	33.5%	3.93%
Total portfolio	$94,368,062	101.4%	4.01%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

			Weighted
		% partners’	average note
Payment Status	Fair value	capital	interest rate
Current (4)	$38,176,588	41.0%	3.05%
30 days delinquent	14,740,237	15.8%	3.37%
60 days delinquent	5,213,219	5.6%	2.68%
90 days or more delinquent	19,051,303	20.5%	4.29%
In foreclosure	17,186,715	18.5%	6.04%
Total portfolio	$94,368,062	101.4%	4.01%

4 Current mortgage loans include mortgage loans in and adhering to a forbearance plan as of June 30, 2017.

Following is a summary of the distribution of REO:

		% partners’
Geographic Distribution	Fair value	capital
New Jersey	$2,786,736	3.1%
Florida	2,349,193	2.5%
California	1,289,976	1.4%
Maryland	786,594	0.8%
New York	772,719	0.8%
Other	3,241,694	3.5%
Total portfolio	$11,226,912	12.1%

		% partners’
Property Type	Fair value	capital
Single family residence	$9,160,524	9.9%
2 to 4 dwelling units	659,764	0.7%
Planned unit development	879,950	0.9%
Condominium	526,674	0.6%
Total portfolio	$11,226,912	12.1%

Note 5—Asset-backed Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into PNMAC 2015-NPL1, LLC (the “NPL Trust”) which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. The Notes have a contractual maturity date of March 25, 2055, and an interest rate of 4%. The amounts of mortgage loans and REO that are pledged as collateral are disclosed in the consolidated summary schedule of investments and may not be re-pledged in other borrowing transactions.  The reserve cash account pertaining to the NPL Trust holds $756,974 and is included in Other assets on the consolidated statement of assets and liabilities.  There are no other material net assets held in the NPL Trust.

The NPL Trust is determined to be a variable interest entity (“VIE”). The Master Fund is the primary beneficiary as it holds significant variable interests and continues to service all of the mortgage loans, as well as having the power to direct the activities that most significantly impact the economic performance of the NPL Trust and could absorb credit losses that could potentially be significant to the NPL Trust. As the primary beneficiary, the assets and liabilities of the NPL Trust have been reflected in the consolidated financial statements.  The securitized mortgage loans and REO continue to be recorded as such and the obligation to remit certain cash flows collected from the borrowers to the holders of the Notes issued was recorded as an asset-backed financing liability.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is calculated and accrued monthly based on the partners’ capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six months ended June 30, 2017 totaled $114,824.

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000 across all funds managed by the Investment Manager. The mortgage loan accounting fees charged to the Master Fund for the six months ended June 30, 2017 totaled $8,382.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of one basis point on the Master Fund’s average daily market value of its short-term investment, subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custodian fees charged to the Master Fund for the six months ended June 30, 2017 totaled $21,664.

Note 7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $100,000 and a fee per meeting of the board of directors or committees of $3,000, subject to a limit of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the six months ended June 30, 2017 were $80,922, of which $33,500 was payable at June 30, 2017.

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 8—Transactions with Affiliates

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the mortgage loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to mortgage loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund. Total mortgage loan servicing fees charged by PLS before the rebate for the six months ended June 30, 2017 totaled $781,952, of which PLS reduced by providing a rebate of $99,537.

Following is a summary of the receivable from PLS on the Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Collection and liquidation advances	$8,862,842
Principal and interest collections, and REO sales proceeds receivable	1,556,192
Deposits to fund litigation and collection costs	185,749
Total	$10,604,783

Following is a summary of the payable to PLS on the Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Mortgage loan servicing fee rebate security deposit	$300,000
Mortgage loan servicing fees payable	157,179
less: mortgage loan servicing fee rebate	(54,382)
Collection and liquidation expenses payable	54,905
Other mortgage loan servicing expenses payable	21,421
Total	$479,123

Following is a summary of payments made to the Investment Manager for reimbursable expenses paid on the Master Fund and subsidiaries’ behalf during the six months ended June 30, 2017:

Professional fees and other	$166,696
Collateral valuation	36,062
Investment software licensing	13,549
Insurance	4,307
Custodian fees	1,283
Total	$221,897

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

The Master Fund incurred investment advisory fees of $365,150 during the six months ended June 30, 2017, of which $173,700 was payable to the Investment Manager at June 30, 2017.

As of June 30, 2017, $42,173,993 in Carried Interest has been accrued and reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $253,418 was reversed in the six months ended June 30, 2017.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

Note 9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, REO investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. REO investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund’s subsidiaries will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract as well, increasing the illiquid nature of the mortgage loans. As a result, the Master Fund and subsidiaries could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the mortgage loans and REO held by the Master Fund’s subsidiaries. The fair value of mortgage loans and REO, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage and real estate markets, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and short-term investment positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Note 10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period:

● On August 9, 2017, the Master Fund sold substantially all of its assets and settled its asset-backed financing at fair value.
● On August 24, 2017, the Master Fund paid a distribution to the Fund in the amount of $55,400,000 for the payment of distributions to common shareholders and the settlement of Carried Interest to the General Partner.

****

PNMAC Mortgage Opportunity Fund, LP Additional Information (Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,” “will,” “believe,” “attempt,” “seem,” “think,” “ought,” “try,” and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 20, 2017, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP Additional Information (Unaudited)

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 20, 2017, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 20, 2017 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

INVESTMENTS - 118%*
MORTGAGE INVESTMENTS - 114%*

	Note	Maturity		Principal	Fair
Description	interest rate	date	State	amount	value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,217,760	$1,657,966
Mortgage Loan ID#1000043569**	3.38%	2/1/2047	CA	1,509,280	1,460,092
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	1,022,393
Mortgage Loan ID#1000035099**	3.00%	11/1/2056	NY	1,618,863	972,395
Mortgage Loan ID#1000035343**	5.63%	1/1/2057	CA	922,055	888,556
Mortgage Loan ID#1000015179**	5.25%	10/1/2043	CT	860,025	887,917
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	836,193
Mortgage Loan ID#1000016833**	3.00%	1/1/2057	NY	949,618	779,457
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	744,709
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,461,901	693,677
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	689,358
Mortgage Loan ID#1000026305**	2.00%	3/1/2056	CA	773,956	623,366
Mortgage Loan ID#1000029315**	3.38%	5/1/2057	CA	621,537	598,288
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	569,523
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	608,939	556,618
Mortgage Loan ID#1000034768**	3.50%	4/1/2036	NY	620,709	541,178
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	758,540	529,600
Mortgage Loan ID#1000025998**	2.00%	4/1/2057	CA	585,227	494,315
Mortgage Loan ID#1000025942**	2.00%	2/1/2057	CA	639,023	491,930
Mortgage Loan ID#1000002145	4.00%	3/1/2057	NY	627,438	490,463
Mortgage Loan ID#1000038435**	5.13%	5/1/2057	CA	521,717	477,412
Mortgage Loan ID#1000028356**	3.25%	9/1/2056	CT	578,001	472,601
Mortgage Loan ID#1000028960**	3.00%	3/1/2057	NY	562,398	468,584
Mortgage Loan ID#1000017201**	3.00%	1/1/2057	MD	653,047	462,122
Mortgage Loan ID#1000043597**	2.00%	12/1/2050	NJ	643,548	454,131
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,304	453,440
Mortgage Loan ID#1000000293**	4.25%	12/1/2054	VT	470,663	443,422
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,862	440,939
Mortgage Loan ID#1000017045**	3.00%	4/1/2057	MA	351,283	440,740
Mortgage Loan ID#1000035218**	3.00%	4/1/2057	NY	526,215	440,515
Mortgage Loan ID#1000002167	3.13%	6/1/2046	NY	554,505	439,555
Mortgage Loan ID#1000000565**	3.38%	6/1/2056	NY	738,381	432,782
Mortgage Loan ID#1000043537**	3.25%	9/1/2056	NY	1,024,404	426,812
Mortgage Loan ID#1000026020**	4.87%	6/1/2037	CA	547,423	423,729
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	416,430
Mortgage Loan ID#1000035426	2.00%	11/1/2039	CA	499,178	409,050
Mortgage Loan ID#1000002214	2.00%	5/1/2057	CA	697,552	406,044
Mortgage Loan ID#1000001463	4.98%	8/1/2047	CA	537,666	405,059
Mortgage Loan ID#1000003896**	4.13%	7/1/2053	MA	430,829	400,219
Mortgage Loan ID#1000043564**	7.00%	10/1/2037	NY	640,848	397,548
Mortgage Loan ID#1000002075	5.63%	5/1/2037	FL	539,813	393,629
Mortgage Loan ID#1000002101	2.00%	11/1/2057	CA	439,214	388,298
Mortgage Loan ID#1000015570	3.00%	3/1/2057	OR	494,240	387,261
Mortgage Loan ID#1000002089	7.63%	5/1/2037	AZ	379,742	384,605
Mortgage Loan ID#1000029034**	2.00%	5/1/2054	CA	486,357	380,162
Mortgage Loan ID#1000029300**	2.00%	5/1/2057	CA	515,963	378,232
Mortgage Loan ID#1000016592**	3.75%	11/1/2035	CA	409,180	377,531
Mortgage Loan ID#1000028059**	3.63%	3/1/2057	MD	407,751	376,805
Mortgage Loan ID#1000043672**	6.38%	2/1/2038	NY	551,820	376,542
Mortgage Loan ID#1000026656**	3.00%	10/1/2051	GA	522,006	375,906
Mortgage Loan ID#1000015019**	4.50%	5/1/2035	CA	373,478	373,751
Mortgage Loan ID#1000028896**	3.00%	1/1/2052	NY	484,484	370,296
Mortgage Loan ID#1000025992**	4.00%	5/1/2051	CA	520,445	369,203
Mortgage Loan ID#1000029231**	3.50%	6/1/2056	IL	655,940	362,033
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	360,692
Mortgage Loan ID#1000001626	3.00%	5/1/2055	NY	870,855	360,459
Mortgage Loan ID#1000002169	4.00%	4/1/2051	NY	515,473	358,723
Mortgage Loan ID#1000043923**	3.88%	4/1/2037	MA	398,285	357,736
Mortgage Loan ID#1000002108	3.00%	3/1/2057	NY	516,009	354,569
Mortgage Loan ID#1000001404	4.00%	10/1/2047	NY	645,465	353,574
Mortgage Loan ID#1000043173**	2.00%	11/1/2049	NJ	374,134	340,749
Mortgage Loan ID#1000035967**	3.25%	7/1/2056	MD	421,003	337,406
Mortgage Loan ID#1000026413**	5.13%	9/1/2035	MA	352,241	336,605
Mortgage Loan ID#1000000644**	6.25%	12/1/2036	VA	338,709	334,143
Mortgage Loan ID#1000029127**	2.50%	12/1/2056	CA	431,381	333,657
Mortgage Loan ID#1000016313**	7.00%	10/1/2037	NY	398,129	331,813
Mortgage Loan ID#1000026767**	3.75%	12/1/2034	CA	369,649	330,834
Mortgage Loan ID#1000029085**	10.20%	9/1/2056	FL	842,099	324,774
Mortgage Loan ID#1000002378	3.00%	3/1/2057	NY	401,800	324,175
Mortgage Loan ID#1000002092	4.13%	12/1/2054	NY	388,338	321,725
Mortgage Loan ID#1000029087**	2.00%	3/1/2056	CA	445,159	316,581
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	316,309
Mortgage Loan ID#1000028856**	3.50%	4/1/2056	NV	564,174	311,480
Mortgage Loan ID#1000002320	3.13%	4/1/2046	AZ	406,201	310,610
Mortgage Loan ID#1000002199	2.00%	4/1/2057	NJ	496,663	309,594
Mortgage Loan ID#1000002062	3.00%	4/1/2056	NY	415,929	308,318
Mortgage Loan ID#1000002031	2.00%	1/1/2048	CA	404,321	306,140
Mortgage Loan ID#1000003926**	3.88%	10/1/2046	MA	323,968	305,391
Mortgage Loan ID#1000026083**	3.00%	3/1/2057	CA	351,362	302,265
Mortgage Loan ID#1000043804	3.25%	7/1/2056	NJ	497,989	302,098
Mortgage Loan ID#1000025997**	4.92%	12/1/2036	WA	369,393	299,507
Mortgage Loan ID#1000002066	4.39%	5/1/2047	CA	607,893	297,255
Mortgage Loan ID#1000026024**	2.00%	10/1/2052	CA	323,104	297,059
Mortgage Loan ID#1000003528	3.00%	9/1/2047	MD	349,476	292,909
Mortgage Loan ID#1000029283**	3.25%	10/1/2046	NY	326,631	292,054
Mortgage Loan ID#1000017474**	3.00%	10/1/2056	IL	357,385	284,135
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	282,700
Mortgage Loan ID#1000016081**	2.50%	3/1/2057	FL	456,352	281,901
Mortgage Loan ID#1000026005**	4.87%	5/1/2037	CA	286,543	276,692
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	274,758
Mortgage Loan ID#1000044258	3.25%	7/1/2056	MA	376,609	273,110
Mortgage Loan ID#1000002367	4.65%	3/1/2037	NY	469,083	271,879
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,090	271,605
Mortgage Loan ID#1000029356**	2.00%	12/1/2056	CA	395,782	271,303
Mortgage Loan ID#1000001457	5.04%	9/1/2047	NJ	506,977	271,252
Mortgage Loan ID#1000028864**	2.00%	2/1/2057	CA	360,521	270,794
Mortgage Loan ID#1000028857**	7.75%	9/1/2036	NY	455,000	268,578
Mortgage Loan ID#1000035642**	4.80%	9/1/2047	CO	281,069	268,457
Mortgage Loan ID#1000001509	3.00%	4/1/2047	NY	602,954	267,597
Mortgage Loan ID#1000000896**	7.38%	1/1/2038	CA	260,000	267,488
Mortgage Loan ID#1000026012	4.88%	8/1/2054	CA	286,904	263,209
Mortgage Loan ID#1000029065**	3.00%	4/1/2057	CA	396,162	261,978
Mortgage Loan ID#1000017367**	3.75%	10/1/2036	CO	276,486	261,249
Mortgage Loan ID#1000016921	6.85%	11/1/2036	NY	454,027	259,449
Mortgage Loan ID#1000029217**	2.00%	1/1/2040	VA	338,680	258,592
Mortgage Loan ID#1000001611	7.24%	5/1/2037	NY	605,000	254,513
Mortgage Loan ID#1000017076**	7.63%	12/1/2037	NY	438,280	251,474
Mortgage Loan ID#1000028832	3.88%	4/1/2057	FL	703,331	249,495
Mortgage Loan ID#1000026028**	4.87%	5/1/2041	CA	284,765	248,918
Mortgage Loan ID#1000043832**	3.25%	10/1/2056	MD	312,271	246,141
Mortgage Loan ID#1000029165**	3.00%	1/1/2057	WA	387,679	245,845
Mortgage Loan ID#1000043850**	3.38%	8/1/2055	FL	340,609	245,829
Mortgage Loan ID#1000035785**	6.00%	1/1/2036	NY	428,000	241,817
Mortgage Loan ID#1000029254**	9.50%	2/1/2037	FL	433,287	240,307
Mortgage Loan ID#1000027630**	7.00%	12/1/2036	NJ	479,925	240,111
Mortgage Loan ID#1000016216**	3.13%	9/1/2056	NY	548,834	239,914
Mortgage Loan ID#1000038481	3.25%	9/1/2056	NJ	272,050	239,815
Mortgage Loan ID#1000043951**	5.38%	5/1/2056	FL	526,946	237,402
Mortgage Loan ID#1000029181**	4.00%	6/1/2057	MS	279,306	236,201
Mortgage Loan ID#1000026034**	3.75%	5/1/2057	CA	302,515	235,170
Mortgage Loan ID#1000002011	2.00%	8/1/2056	FL	490,553	233,443
Mortgage Loan ID#1000028793	2.00%	11/1/2053	NC	260,549	233,273
Mortgage Loan ID#1000015317**	2.00%	1/1/2052	VA	275,879	233,264
Mortgage Loan ID#1000029196**	2.00%	5/1/2052	CA	380,485	232,949
Mortgage Loan ID#1000015904**	2.00%	8/1/2051	NJ	370,295	231,489
Mortgage Loan ID#1000026229**	2.00%	3/1/2057	RI	313,502	230,115
Mortgage Loan ID#1000028925	3.00%	3/1/2057	FL	546,679	229,887
Mortgage Loan ID#1000002009	3.00%	7/1/2057	NJ	346,275	228,643
Mortgage Loan ID#1000028289**	4.00%	11/1/2046	MA	484,151	224,084
Mortgage Loan ID#1000001449	3.00%	3/1/2052	CA	268,649	223,799
Mortgage Loan ID#1000017230**	3.00%	4/1/2057	NY	284,075	222,942
Mortgage Loan ID#1000015280**	4.13%	4/1/2055	PA	248,736	222,256
Mortgage Loan ID#1000028937**	2.00%	11/1/2056	NY	539,319	220,645
Mortgage Loan ID#1000001247	3.00%	11/1/2054	OH	275,301	218,544
Mortgage Loan ID#1000017335**	3.13%	12/1/2056	VA	264,233	218,460
Mortgage Loan ID#1000026026**	7.00%	2/1/2037	NY	491,954	217,679
Mortgage Loan ID#1000026059**	3.13%	10/1/2056	IL	509,097	217,474
Mortgage Loan ID#1000002359	3.00%	3/1/2057	NY	397,071	215,766
Mortgage Loan ID#1000044110**	7.50%	5/1/2035	NY	209,617	215,258
Mortgage Loan ID#1000026182**	4.75%	11/1/2054	CA	224,547	215,242
Mortgage Loan ID#1000034816**	7.00%	10/1/2037	NY	441,943	215,114
Mortgage Loan ID#1000003614	4.25%	5/1/2055	MA	348,826	213,988
Mortgage Loan ID#1000003647	3.00%	8/1/2043	MI	279,132	213,406
Mortgage Loan ID#1000043656**	3.13%	2/1/2057	DC	310,393	213,399
Mortgage Loan ID#1000000544**	6.00%	12/1/2038	NY	693,175	209,752
Mortgage Loan ID#1000000658**	3.00%	3/1/2057	NY	307,823	208,868
Mortgage Loan ID#1000003668	5.00%	9/1/2046	MD	341,666	208,477
Mortgage Loan ID#1000001369	3.25%	8/1/2056	IL	364,947	208,087
Mortgage Loan ID#1000001683	8.33%	5/1/2037	TX	187,393	204,922
Mortgage Loan ID#1000043815**	3.00%	5/1/2057	NY	214,222	204,474
Mortgage Loan ID#1000002340	5.22%	6/1/2056	DC	257,555	202,486
Mortgage Loan ID#1000027875**	6.20%	1/1/2035	NY	434,148	202,093
Mortgage Loan ID#1000035161**	7.75%	9/1/2037	NJ	632,986	201,629
Mortgage Loan ID#1000027962**	6.00%	8/1/2057	CA	245,690	200,677
Mortgage Loan ID#1000028919**	3.00%	12/1/2056	NM	268,851	199,928
Mortgage Loan ID#1000028894**	3.13%	9/1/2056	FL	317,190	199,861
Mortgage Loan ID#1000002200	5.25%	6/1/2042	FL	217,654	199,474
Mortgage Loan ID#1000027174**	4.25%	1/1/2056	MA	345,873	199,282
Mortgage Loan ID#1000043516**	4.50%	4/1/2057	NJ	298,104	197,960
Mortgage Loan ID#1000027040**	4.00%	8/1/2039	AL	205,465	195,912
Mortgage Loan ID#1000028969**	3.63%	11/1/2055	MD	268,502	195,643
Mortgage Loan ID#1000001631	8.88%	8/1/2037	NY	472,500	195,526
Mortgage Loan ID#1000017039**	3.00%	4/1/2056	FL	336,076	195,103
Mortgage Loan ID#1000043702**	8.15%	5/1/2035	NY	296,197	193,435
Mortgage Loan ID#1000043320**	4.00%	9/1/2056	WI	211,452	192,055
Mortgage Loan ID#1000038534**	5.75%	2/1/2038	NY	394,272	190,435
Mortgage Loan ID#1000029042**	4.88%	12/1/2053	PA	583,072	190,383
Mortgage Loan ID#1000043995**	2.00%	12/1/2056	IL	329,631	189,967
Mortgage Loan ID#1000017341**	2.00%	10/1/2056	WA	234,237	189,496
Mortgage Loan ID#1000028216**	3.00%	5/1/2057	NJ	495,189	189,336
Mortgage Loan ID#1000002310	6.00%	5/1/2037	ME	223,429	188,921
Mortgage Loan ID#1000027844**	3.00%	5/1/2051	MA	323,543	186,208
Mortgage Loan ID#1000029367**	7.00%	2/1/2037	NY	450,400	185,778
Mortgage Loan ID#1000001619	3.00%	5/1/2047	CA	194,078	185,625
Mortgage Loan ID#1000029147**	4.06%	3/1/2037	FL	203,987	183,779
Mortgage Loan ID#1000026583**	3.00%	3/1/2051	MD	305,207	182,321
Mortgage Loan ID#1000026006**	7.00%	4/1/2057	WA	201,570	181,991
Mortgage Loan ID#1000028840**	3.19%	10/1/2055	FL	245,321	181,752
Mortgage Loan ID#1000015960**	4.00%	12/1/2049	OR	199,784	181,142
Mortgage Loan ID#1000002002	4.00%	4/1/2051	IL	255,103	181,093
Mortgage Loan ID#1000036021**	2.00%	7/1/2035	NY	311,625	180,208
Mortgage Loan ID#1000001022	8.50%	2/1/2037	FL	189,056	180,010
Mortgage Loan ID#1000015452**	4.00%	5/1/2054	MO	214,265	179,136
Mortgage Loan ID#1000029186	3.00%	11/1/2056	FL	213,757	177,292
Mortgage Loan ID#1000028891**	3.88%	12/1/2053	VA	259,027	175,040
Mortgage Loan ID#1000034882**	3.25%	2/1/2057	NJ	354,319	174,478
Mortgage Loan ID#1000026014**	3.25%	7/1/2056	OR	210,370	172,896
Mortgage Loan ID#1000003623	3.13%	12/1/2035	MA	251,222	172,678
Mortgage Loan ID#1000028936**	5.00%	7/1/2057	NY	412,442	171,052
Mortgage Loan ID#1000001271	3.25%	9/1/2056	NJ	366,306	169,564
Mortgage Loan ID#1000026196**	9.45%	5/1/2037	MA	253,432	169,544
Mortgage Loan ID#1000015500**	7.50%	7/1/2037	NY	504,000	166,595
Mortgage Loan ID#1000029411**	10.75%	9/1/2037	FL	379,141	165,731
Mortgage Loan ID#1000035194**	3.00%	1/1/2057	RI	615,088	165,630
Mortgage Loan ID#1000035314**	3.75%	6/1/2057	MD	231,180	165,490
Mortgage Loan ID#1000034925**	3.63%	12/1/2055	FL	247,818	165,117
Mortgage Loan ID#1000001225	4.82%	4/1/2031	FL	171,075	164,948
Mortgage Loan ID#1000003880**	5.00%	3/1/2046	MA	169,299	164,850
Mortgage Loan ID#1000000399**	5.75%	12/1/2037	NJ	209,774	163,794
Mortgage Loan ID#1000002215	3.13%	10/1/2056	NC	217,516	161,592
Mortgage Loan ID#1000001589	3.00%	10/1/2056	NJ	303,884	161,437
Mortgage Loan ID#1000001912	5.00%	5/1/2054	FL	174,229	160,656
Mortgage Loan ID#1000001961	5.00%	4/1/2054	CT	187,060	160,650
Mortgage Loan ID#1000026016**	3.13%	10/1/2056	NM	256,569	160,493
Mortgage Loan ID#1000017468**	2.00%	2/1/2045	NJ	178,712	159,687
Mortgage Loan ID#1000029044**	3.00%	12/1/2056	NJ	420,857	157,943
Mortgage Loan ID#1000029115**	4.00%	7/1/2037	CA	369,290	157,596
Mortgage Loan ID#1000043257**	4.00%	10/1/2056	FL	199,640	156,382
Mortgage Loan ID#1000029329**	3.00%	3/1/2057	KS	225,960	155,516
Mortgage Loan ID#1000026022**	2.00%	7/1/2038	NV	375,879	154,593
Mortgage Loan ID#1000027181**	6.50%	10/1/2037	FL	562,500	153,761
Mortgage Loan ID#1000000219**	2.00%	4/1/2057	IL	225,549	153,504
Mortgage Loan ID#1000001464	3.00%	6/1/2055	IL	266,557	152,983
Mortgage Loan ID#1000027209**	4.63%	8/1/2054	IL	190,804	150,798
Mortgage Loan ID#1000044160**	3.50%	2/1/2057	OH	162,210	149,392
Mortgage Loan ID#1000028441	5.00%	6/1/2043	FL	242,076	148,911
Mortgage Loan ID#1000016786**	7.13%	8/1/2037	NY	384,213	148,889
Mortgage Loan ID#1000016611**	3.25%	6/1/2056	IL	238,012	148,096
Mortgage Loan ID#1000043914**	6.50%	9/1/2036	NY	525,000	148,090
Mortgage Loan ID#1000043641**	6.38%	9/1/2037	NY	504,303	148,039
Mortgage Loan ID#1000027403**	3.00%	12/1/2056	WI	240,500	147,666
Mortgage Loan ID#1000002398	10.00%	8/1/2037	NY	860,000	147,425
Mortgage Loan ID#1000001937	7.88%	3/1/2037	TX	137,450	146,777
Mortgage Loan ID#1000001943	5.80%	8/1/2037	MT	142,515	146,775
Mortgage Loan ID#1000043946**	2.63%	7/1/2056	MA	173,318	146,432
Mortgage Loan ID#1000001588	9.25%	6/1/2047	NY	368,791	145,284
Mortgage Loan ID#1000001431	4.13%	9/1/2053	NY	165,958	144,999
Mortgage Loan ID#1000028922**	3.00%	4/1/2057	PA	219,890	144,984
Mortgage Loan ID#1000034960**	7.38%	4/1/2038	UT	137,299	144,883
Mortgage Loan ID#1000043867**	8.64%	8/28/2037	FL	308,070	144,587
Mortgage Loan ID#1000026110**	3.13%	10/1/2056	SC	250,178	144,454
Mortgage Loan ID#1000015875**	3.00%	10/1/2051	NY	185,561	144,280
Mortgage Loan ID#1000017171**	6.00%	3/1/2049	GA	143,971	144,215
Mortgage Loan ID#1000017081**	6.75%	12/1/2033	WA	146,388	143,598
Mortgage Loan ID#1000002116	8.63%	8/1/2037	NY	450,000	143,577
Mortgage Loan ID#1000044171**	4.00%	11/1/2056	IL	269,997	143,563
Mortgage Loan ID#1000027941**	3.13%	10/1/2056	GA	273,804	143,454
Mortgage Loan ID#1000017375**	3.75%	6/1/2057	MO	164,481	143,386
Mortgage Loan ID#1000044113**	6.90%	12/1/2034	FL	147,524	142,782
Mortgage Loan ID#1000016068**	3.25%	9/1/2056	FL	568,002	142,663
Mortgage Loan ID#1000028949**	3.00%	8/1/2032	FL	178,644	142,030
Mortgage Loan ID#1000014997**	3.00%	12/1/2054	NY	147,471	141,365
Mortgage Loan ID#1000026003**	5.00%	6/1/2037	FL	206,647	141,161
Mortgage Loan ID#1000027985**	4.88%	3/1/2054	TN	149,796	139,527
Mortgage Loan ID#1000043977**	9.79%	11/1/2037	TX	122,134	138,582
Mortgage Loan ID#1000035629**	2.00%	6/1/2057	DE	180,860	138,414
Mortgage Loan ID#1000029137**	2.00%	1/1/2046	FL	229,623	137,990
Mortgage Loan ID#1000026553	2.00%	3/1/2038	IL	285,953	137,791
Mortgage Loan ID#1000017513**	4.13%	8/1/2053	MA	181,568	137,499
Mortgage Loan ID#1000016028	8.00%	2/1/2037	MA	471,885	137,397
Mortgage Loan ID#1000029219**	3.50%	9/1/2055	FL	203,809	136,799
Mortgage Loan ID#1000026604**	3.00%	11/1/2051	GA	164,425	136,649
Mortgage Loan ID#1000035732**	4.13%	8/1/2053	OR	141,217	136,045
Mortgage Loan ID#1000017068**	3.13%	9/1/2056	MD	262,136	135,479
Mortgage Loan ID#1000035556	3.38%	6/1/2056	FL	182,235	135,309
Mortgage Loan ID#1000043563**	3.88%	12/1/2037	FL	225,946	135,120
Mortgage Loan ID#1000001608	7.88%	3/1/2037	NY	464,000	134,873
Mortgage Loan ID#1000026007**	4.51%	11/1/2048	AZ	135,235	134,751
Mortgage Loan ID#1000001265	4.00%	6/1/2047	FL	263,421	134,149
Mortgage Loan ID#1000029391**	3.00%	1/1/2057	FL	304,706	133,994
Mortgage Loan ID#1000028474	4.88%	4/1/2054	TX	137,803	132,948
Mortgage Loan ID#1000015566**	4.00%	1/1/2051	FL	164,187	132,560
Mortgage Loan ID#1000026052**	2.00%	9/1/2053	CA	200,832	132,325
Mortgage Loan ID#1000026546**	5.25%	3/1/2035	VA	134,440	132,143
Mortgage Loan ID#1000003858**	3.63%	12/1/2037	GA	156,441	130,934
Mortgage Loan ID#1000034782**	5.88%	1/1/2037	FL	284,120	130,515
Mortgage Loan ID#1000029027**	3.25%	9/1/2056	AZ	311,216	130,454
Mortgage Loan ID#1000035205**	3.00%	3/1/2047	CO	137,148	129,660
Mortgage Loan ID#1000035844**	3.25%	9/1/2056	SC	242,257	128,887
Mortgage Loan ID#1000026109**	5.99%	10/1/2034	MA	222,625	128,219
Mortgage Loan ID#1000044104	2.50%	1/1/2035	TX	144,025	127,750
Mortgage Loan ID#1000028943**	3.00%	4/1/2057	FL	324,468	127,624
Mortgage Loan ID#1000017460**	2.00%	5/1/2053	FL	319,464	127,103
Mortgage Loan ID#1000003971**	4.50%	2/1/2037	MI	227,302	126,897
Mortgage Loan ID#1000017455**	3.50%	4/1/2057	SC	139,247	126,804
Mortgage Loan ID#1000001920	8.00%	7/1/2036	AZ	122,366	125,981
Mortgage Loan ID#1000026938**	3.00%	4/1/2037	NY	187,648	125,853
Mortgage Loan ID#1000027668**	2.75%	1/1/2035	OH	149,491	125,690
Mortgage Loan ID#1000028848**	2.00%	6/1/2057	RI	357,552	124,523
Mortgage Loan ID#1000001346	3.00%	9/1/2037	TX	147,530	124,500
Mortgage Loan ID#1000029287**	4.87%	7/1/2037	FL	230,217	124,392
Mortgage Loan ID#1000029011**	3.00%	4/1/2057	MI	175,621	122,525
Mortgage Loan ID#1000035666**	7.62%	2/1/2032	NY	122,900	122,119
Mortgage Loan ID#1000001910	3.00%	7/1/2047	NV	241,893	120,930
Mortgage Loan ID#1000002332	2.00%	7/1/2056	NY	525,234	120,765
Mortgage Loan ID#1000043863**	3.13%	9/1/2056	IL	251,649	120,751
Mortgage Loan ID#1000027258**	6.50%	11/1/2037	AL	119,265	120,546
Mortgage Loan ID#1000035030**	3.50%	4/1/2056	FL	196,383	120,482
Mortgage Loan ID#1000017321**	3.13%	7/1/2056	MD	186,613	120,175
Mortgage Loan ID#1000016228**	5.75%	9/1/2035	NY	435,120	119,196
Mortgage Loan ID#1000035224**	6.78%	5/1/2033	NY	114,292	118,622
Mortgage Loan ID#1000001968	5.00%	9/1/2037	IL	132,764	117,924
Mortgage Loan ID#1000027353**	2.00%	6/1/2051	NY	264,919	117,922
Mortgage Loan ID#1000016888**	4.00%	1/1/2051	WI	137,784	117,793
Mortgage Loan ID#1000026002**	2.00%	1/1/2042	CT	170,399	117,517
Mortgage Loan ID#1000028931**	3.13%	7/1/2056	CT	242,626	117,134
Mortgage Loan ID#1000035041**	3.00%	11/1/2056	NJ	391,995	116,761
Mortgage Loan ID#1000029143**	4.00%	8/1/2053	PA	136,711	116,704
Mortgage Loan ID#1000001924	2.00%	2/1/2056	WA	233,087	115,923
Mortgage Loan ID#1000002319	8.75%	7/1/2037	FL	324,882	114,615
Mortgage Loan ID#1000043709**	2.50%	10/1/2056	MI	168,861	114,562
Mortgage Loan ID#1000028487**	5.13%	1/1/2056	TN	126,038	114,536
Mortgage Loan ID#1000029409**	4.84%	9/1/2037	CA	118,230	114,158
Mortgage Loan ID#1000029316**	4.00%	8/1/2056	TX	174,858	114,084
Mortgage Loan ID#1000001128	5.00%	11/1/2036	FL	121,198	112,869
Mortgage Loan ID#1000044181**	3.75%	5/1/2057	MI	141,773	112,634
Mortgage Loan ID#1000015261**	4.88%	8/1/2054	PA	116,441	112,441
Mortgage Loan ID#1000028798**	4.84%	11/1/2036	OH	120,415	112,329
Mortgage Loan ID#1000029122	4.75%	6/1/2054	FL	167,763	111,963
Mortgage Loan ID#1000029341**	4.00%	2/1/2053	MD	146,534	111,879
Mortgage Loan ID#1000028177**	4.13%	2/1/2055	PA	132,569	111,793
Mortgage Loan ID#1000015929	6.13%	8/1/2036	NY	110,056	111,279
Mortgage Loan ID#1000044101**	7.35%	9/1/2034	PA	181,868	111,138
Mortgage Loan ID#1000043462**	3.50%	4/1/2056	NY	149,803	110,240
Mortgage Loan ID#1000043409**	5.13%	12/1/2054	VA	115,339	109,929
Mortgage Loan ID#1000003856**	3.50%	12/1/2037	AR	126,517	109,230
Mortgage Loan ID#1000043594**	3.13%	7/1/2057	IN	218,842	107,826
Mortgage Loan ID#1000036067**	6.95%	6/1/2035	MD	102,711	107,176
Mortgage Loan ID#1000043618**	3.50%	8/1/2057	NY	258,872	107,083
Mortgage Loan ID#1000001521	3.00%	7/1/2051	NE	122,259	105,821
Mortgage Loan ID#1000003513	2.38%	3/1/2037	GA	125,452	105,544
Mortgage Loan ID#1000016402**	7.05%	12/1/2036	NY	352,869	105,439
Mortgage Loan ID#1000001800	7.88%	4/1/2037	NY	100,869	105,130
Mortgage Loan ID#1000015614**	3.50%	4/1/2057	FL	122,515	104,807
Mortgage Loan ID#1000017525**	3.88%	2/1/2057	MD	134,826	104,643
Mortgage Loan ID#1000029349**	2.00%	10/1/2042	FL	443,714	104,467
Mortgage Loan ID#1000028440**	3.00%	8/1/2055	NY	121,346	104,177
Mortgage Loan ID#1000026384**	4.00%	9/1/2053	MN	115,565	103,840
Mortgage Loan ID#1000000697**	9.00%	10/1/2037	FL	527,100	103,333
Mortgage Loan ID#1000001596	8.83%	5/1/2037	NY	408,500	103,301
Mortgage Loan ID#1000044296**	3.63%	11/1/2055	IL	327,106	103,142
Mortgage Loan ID#1000027343**	5.25%	9/1/2053	WI	146,452	102,753
Mortgage Loan ID#1000015532**	2.63%	5/1/2057	SC	214,222	102,298
Mortgage Loan ID#1000043746**	3.13%	9/1/2056	CT	181,977	101,650
Mortgage Loan ID#1000026614**	4.88%	7/1/2054	NC	145,316	100,432
Mortgage Loan ID#1000017362**	3.00%	2/1/2057	NY	122,639	100,014
Mortgage Loan ID#1000000706**	3.63%	8/1/2037	FL	231,992	99,705
Mortgage Loan ID#1000028180**	4.13%	8/1/2053	PA	109,742	98,806
Mortgage Loan ID#1000029010**	4.00%	6/1/2057	FL	118,631	98,402
Mortgage Loan ID#1000028933**	7.85%	11/1/2036	FL	391,767	98,205
Mortgage Loan ID#1000026516**	5.25%	1/1/2049	CT	193,718	98,010
Mortgage Loan ID#1000017485**	6.80%	4/1/2033	OH	106,762	97,418
Mortgage Loan ID#1000043476	8.17%	9/7/2029	NV	161,986	97,104
Mortgage Loan ID#1000043928**	3.38%	1/1/2056	TX	111,779	96,998
Mortgage Loan ID#1000044151	4.00%	9/1/2053	PA	149,325	96,930
Mortgage Loan ID#1000029182**	3.25%	8/1/2056	FL	199,913	96,908
Mortgage Loan ID#1000014981**	3.50%	5/1/2056	IL	119,956	96,543
Mortgage Loan ID#1000015314**	3.25%	3/1/2049	IN	123,576	96,502
Mortgage Loan ID#1000002369	4.00%	3/1/2037	NY	361,237	96,497
Mortgage Loan ID#1000028008**	7.13%	12/1/2032	AL	100,608	95,307
Mortgage Loan ID#1000027952**	4.88%	2/1/2037	IN	134,739	94,503
Mortgage Loan ID#1000029201**	3.13%	8/1/2056	WI	171,565	94,491
Mortgage Loan ID#1000035535**	3.00%	3/1/2051	LA	116,128	93,685
Mortgage Loan ID#1000026055**	4.60%	7/1/2056	FL	232,897	93,305
Mortgage Loan ID#1000027380**	3.00%	4/1/2057	TX	107,284	92,894
Mortgage Loan ID#1000017401**	4.00%	1/1/2051	IN	107,521	92,433
Mortgage Loan ID#1000034979**	3.25%	8/1/2056	IL	209,216	91,394
Mortgage Loan ID#1000003506	3.38%	3/1/2056	MI	112,540	90,524
Mortgage Loan ID#1000001546	4.88%	5/1/2054	NC	95,684	89,445
Mortgage Loan ID#1000035479**	7.95%	3/1/2037	FL	169,474	89,310
Mortgage Loan ID#1000043833**	6.38%	2/1/2034	NY	115,112	89,149
Mortgage Loan ID#1000043503**	5.50%	3/1/2056	NJ	281,364	88,885
Mortgage Loan ID#1000027358**	6.88%	8/1/2056	IL	175,896	88,336
Mortgage Loan ID#1000043752**	6.99%	12/1/2036	OK	87,001	87,923
Mortgage Loan ID#1000003512	4.13%	11/1/2034	GA	95,912	87,730
Mortgage Loan ID#1000028998**	6.50%	1/1/2037	FL	223,317	86,403
Mortgage Loan ID#1000028161**	3.00%	2/1/2056	IL	268,491	86,382
Mortgage Loan ID#1000026506**	4.13%	2/1/2055	FL	106,151	86,260
Mortgage Loan ID#1000029423**	3.40%	7/1/2044	TX	91,707	86,237
Mortgage Loan ID#1000015924**	7.51%	8/1/2037	FL	164,700	86,157
Mortgage Loan ID#1000015282**	3.00%	3/1/2051	LA	123,748	85,926
Mortgage Loan ID#1000025967**	9.25%	10/1/2036	PA	111,564	85,458
Mortgage Loan ID#1000043557**	3.38%	4/1/2037	NY	66,454	84,872
Mortgage Loan ID#1000043727**	3.25%	9/1/2056	IN	168,922	84,196
Mortgage Loan ID#1000016152**	5.75%	5/1/2032	NY	93,495	83,420
Mortgage Loan ID#1000028191**	3.25%	9/1/2055	PA	172,555	83,360
Mortgage Loan ID#1000043745**	3.63%	5/1/2057	NJ	65,313	83,230
Mortgage Loan ID#1000015268**	3.00%	1/1/2057	FL	194,314	82,989
Mortgage Loan ID#1000026986**	3.00%	1/1/2057	AL	167,614	82,530
Mortgage Loan ID#1000001233	2.00%	1/1/2047	IL	98,318	82,309
Mortgage Loan ID#1000003627	3.00%	11/1/2052	WI	159,980	82,249
Mortgage Loan ID#1000027381**	11.50%	10/1/2035	NC	67,141	82,074
Mortgage Loan ID#1000044291**	3.25%	9/1/2048	TN	86,007	82,051
Mortgage Loan ID#1000025935**	4.13%	8/1/2053	PA	210,627	81,134
Mortgage Loan ID#1000027437**	9.69%	9/22/2036	NY	114,538	80,675
Mortgage Loan ID#1000027130**	3.00%	9/1/2056	LA	120,061	80,115
Mortgage Loan ID#1000029206**	11.38%	7/1/2037	NY	188,339	80,069
Mortgage Loan ID#1000028805	2.00%	11/1/2036	NY	466,883	79,861
Mortgage Loan ID#1000027252**	4.50%	11/1/2053	WI	126,186	79,344
Mortgage Loan ID#1000025991**	3.13%	7/1/2056	NM	181,087	77,465
Mortgage Loan ID#1000017351**	2.88%	6/1/2047	KS	84,132	76,872
Mortgage Loan ID#1000029105**	3.88%	9/1/2053	OH	126,666	76,790
Mortgage Loan ID#7000044223	4.25%	2/1/2044	CA	178,792	76,638
Mortgage Loan ID#1000044152**	3.75%	1/1/2057	MO	72,908	76,564
Mortgage Loan ID#1000025958**	4.13%	11/1/2053	WI	127,449	76,491
Mortgage Loan ID#1000028865**	7.40%	10/1/2036	FL	161,059	76,481
Mortgage Loan ID#1000025925**	3.00%	3/1/2057	NY	119,298	76,354
Mortgage Loan ID#7000003524	4.75%	7/1/2040	CA	158,381	76,281
Mortgage Loan ID#1000026187**	3.00%	4/1/2057	PA	119,465	75,097
Mortgage Loan ID#1000015573**	3.00%	12/1/2056	NC	96,556	74,645
Mortgage Loan ID#1000003417	1.00%	3/1/2022	NY	103,703	74,510
Mortgage Loan ID#1000015257**	3.25%	8/1/2055	PA	161,615	74,469
Mortgage Loan ID#1000001066	9.50%	9/1/2037	FL	202,349	74,204
Mortgage Loan ID#1000015637**	4.25%	12/1/2054	AL	96,586	73,656
Mortgage Loan ID#1000044235**	6.85%	1/26/2036	NJ	90,853	72,120
Mortgage Loan ID#1000001795	5.00%	8/1/2037	VA	77,404	72,114
Mortgage Loan ID#1000029236**	10.90%	3/1/2037	FL	58,761	71,960
Mortgage Loan ID#1000044142**	3.88%	10/1/2054	OH	127,256	71,300
Mortgage Loan ID#1000029401**	5.50%	9/1/2037	OH	90,158	70,959
Mortgage Loan ID#1000017526**	2.00%	1/1/2042	IA	86,563	70,417
Mortgage Loan ID#1000029170**	2.00%	11/1/2055	PA	142,853	69,254
Mortgage Loan ID#1000027348**	3.75%	6/1/2057	KY	84,182	68,412
Mortgage Loan ID#1000028966**	3.25%	8/1/2056	ME	141,876	67,128
Mortgage Loan ID#1000016159**	6.75%	11/1/2036	NY	169,119	67,097
Mortgage Loan ID#1000001792	2.00%	6/1/2054	SC	97,149	66,451
Mortgage Loan ID#1000002907	4.00%	8/1/2032	FL	114,171	65,453
Mortgage Loan ID#1000015971	2.00%	8/1/2057	IL	71,704	64,489
Mortgage Loan ID#1000016457**	8.00%	4/1/2037	IL	226,931	64,253
Mortgage Loan ID#1000038454**	6.50%	1/1/2038	NJ	127,627	64,209
Mortgage Loan ID#1000001610	9.38%	8/1/2037	NY	347,302	63,649
Mortgage Loan ID#7000014317	5.25%	3/1/2042	VA	128,380	63,283
Mortgage Loan ID#1000044279**	6.70%	7/1/2026	TX	62,133	63,281
Mortgage Loan ID#1000003355	4.00%	2/1/2037	VA	128,014	62,757
Mortgage Loan ID#1000027341**	8.55%	7/1/2029	TX	98,697	62,715
Mortgage Loan ID#1000001834	8.75%	5/1/2037	NV	169,526	62,509
Mortgage Loan ID#1000043439	8.99%	2/1/2054	IN	64,126	62,110
Mortgage Loan ID#1000027992**	3.75%	9/1/2035	IL	73,524	62,059
Mortgage Loan ID#1000029233**	9.60%	8/1/2034	FL	87,615	62,004
Mortgage Loan ID#1000028837**	7.13%	10/1/2028	OH	60,792	61,122
Mortgage Loan ID#1000015276**	5.50%	8/1/2057	PA	143,109	60,535
Mortgage Loan ID#1000028827**	5.38%	10/1/2036	IL	301,644	60,467
Mortgage Loan ID#1000044092**	6.99%	7/1/2024	PA	56,440	60,027
Mortgage Loan ID#1000015932	6.13%	10/1/2036	NY	60,759	59,513
Mortgage Loan ID#1000015558**	4.88%	7/1/2054	NY	64,699	59,194
Mortgage Loan ID#1000015906**	2.38%	1/1/2057	TX	63,568	58,568
Mortgage Loan ID#1000044088**	8.35%	9/1/2034	AR	57,588	58,382
Mortgage Loan ID#1000043371**	6.63%	10/1/2056	OH	77,722	57,597
Mortgage Loan ID#1000027105**	8.75%	9/21/2037	OR	153,228	57,404
Mortgage Loan ID#1000034773**	5.13%	5/1/2050	PA	69,192	57,187
Mortgage Loan ID#1000025939**	4.00%	8/1/2057	KY	87,053	56,898
Mortgage Loan ID#1000029162**	7.50%	8/1/2035	LA	114,368	56,863
Mortgage Loan ID#1000028465**	4.80%	2/1/2036	OR	127,615	56,779
Mortgage Loan ID#1000043664**	3.75%	6/1/2057	WI	168,043	56,175
Mortgage Loan ID#1000025927**	4.94%	5/1/2036	ID	59,161	55,117
Mortgage Loan ID#1000043768**	4.88%	4/1/2047	MD	57,574	55,088
Mortgage Loan ID#1000026454**	3.00%	6/1/2051	IA	73,351	54,938
Mortgage Loan ID#1000015972**	6.98%	7/1/2057	FL	95,976	54,544
Mortgage Loan ID#1000029244**	6.47%	8/1/2036	TX	52,754	52,795
Mortgage Loan ID#1000043682**	2.00%	9/1/2052	IL	110,147	52,281
Mortgage Loan ID#1000029080**	4.38%	12/1/2053	IA	81,475	51,839
Mortgage Loan ID#1000028818**	2.00%	12/1/2035	WI	195,443	51,360
Mortgage Loan ID#1000003336	3.00%	3/1/2022	NJ	67,683	51,331
Mortgage Loan ID#1000029247**	2.00%	6/1/2053	TX	59,469	51,053
Mortgage Loan ID#1000002521	14.13%	5/1/2022	TX	72,967	50,614
Mortgage Loan ID#1000015597**	7.38%	9/1/2036	OH	107,626	50,594
Mortgage Loan ID#1000026056**	6.00%	9/1/2037	OR	155,322	50,347
Mortgage Loan ID#7000000337	5.00%	9/1/2039	NM	106,000	50,280
Mortgage Loan ID#1000003409	5.00%	4/1/2037	NY	95,098	49,799
Mortgage Loan ID#1000027361**	7.45%	12/1/2025	LA	50,673	49,134
Mortgage Loan ID#1000015272**	7.83%	2/1/2037	TX	62,298	48,878
Mortgage Loan ID#1000027126**	3.75%	4/1/2034	IL	158,133	48,390
Mortgage Loan ID#1000025922**	5.75%	4/1/2057	OK	62,494	47,291
Mortgage Loan ID#1000029277**	4.63%	10/1/2054	IN	83,709	47,178
Mortgage Loan ID#1000036023**	3.13%	10/1/2056	OH	96,505	46,966
Mortgage Loan ID#1000017252**	7.00%	9/1/2028	NY	47,315	46,831
Mortgage Loan ID#1000017087**	8.00%	8/1/2025	IL	54,844	46,751
Mortgage Loan ID#1000029151**	9.35%	12/1/2036	FL	270,872	46,707
Mortgage Loan ID#1000043222**	3.38%	5/1/2025	CA	50,240	46,586
Mortgage Loan ID#1000003936**	3.63%	6/1/2057	WI	95,836	45,381
Mortgage Loan ID#1000043424**	7.38%	6/1/2026	AL	46,869	44,568
Mortgage Loan ID#1000000563**	8.99%	2/1/2037	AZ	80,077	44,314
Mortgage Loan ID#1000043985**	3.25%	7/1/2056	IL	90,078	42,433
Mortgage Loan ID#1000025920**	2.38%	5/1/2057	MI	55,098	41,935
Mortgage Loan ID#1000026730**	7.83%	4/1/2048	FL	96,268	41,906
Mortgage Loan ID#1000028377**	10.00%	4/1/2034	IN	46,408	41,883
Mortgage Loan ID#1000003379	5.50%	5/1/2037	IL	76,147	41,223
Mortgage Loan ID#1000003386	10.38%	8/1/2022	FL	64,080	40,221
Mortgage Loan ID#1000003380	5.07%	9/1/2037	CA	77,138	39,994
Mortgage Loan ID#1000003042	9.63%	4/1/2022	VA	62,457	39,732
Mortgage Loan ID#1000003330	10.88%	3/1/2022	NY	60,574	39,595
Mortgage Loan ID#1000003393	4.93%	4/1/2037	VA	76,307	39,396
Mortgage Loan ID#1000015564**	8.00%	3/1/2024	MS	39,584	38,956
Mortgage Loan ID#1000015907**	7.50%	2/1/2037	TX	40,524	37,667
Mortgage Loan ID#1000002998	4.00%	2/1/2037	OH	68,214	36,306
Mortgage Loan ID#1000003378	2.00%	11/1/2051	CA	109,615	36,246
Mortgage Loan ID#7000030265	4.88%	3/1/2043	OR	77,602	35,956
Mortgage Loan ID#1000029422**	7.30%	10/1/2036	FL	191,565	35,852
Mortgage Loan ID#1000043847**	8.95%	3/7/2037	UT	31,283	35,053
Mortgage Loan ID#1000002905	4.19%	4/1/2037	MN	71,786	34,722
Mortgage Loan ID#1000001756	3.00%	2/1/2057	NY	86,809	34,412
Mortgage Loan ID#1000026763**	11.75%	4/1/2020	NY	36,972	34,069
Mortgage Loan ID#1000028449**	9.00%	6/1/2046	AL	43,161	33,619
Mortgage Loan ID#1000002439	5.50%	4/1/2038	AZ	62,557	33,338
Mortgage Loan ID#1000002530	6.00%	2/1/2039	PA	60,348	33,223
Mortgage Loan ID#1000003420	3.00%	6/1/2051	NY	95,515	33,188
Mortgage Loan ID#1000016053**	9.25%	4/1/2037	ME	119,370	33,096
Mortgage Loan ID#1000003265	12.75%	2/1/2022	TX	46,984	32,327
Mortgage Loan ID#1000002455	5.64%	9/1/2037	AZ	59,119	32,206
Mortgage Loan ID#1000003387	5.50%	4/1/2037	NY	59,344	32,174
Mortgage Loan ID#1000002985	10.88%	2/1/2022	CA	48,443	32,055
Mortgage Loan ID#1000028406**	7.50%	5/1/2035	NY	90,270	31,961
Mortgage Loan ID#1000002569	5.00%	5/1/2037	FL	60,268	31,607
Mortgage Loan ID#7000003226	3.00%	6/1/2040	CA	78,066	31,196
Mortgage Loan ID#1000015565**	8.70%	12/1/2034	NY	66,953	29,000
Mortgage Loan ID#1000003280	3.00%	10/1/2037	AZ	59,856	28,669
Mortgage Loan ID#1000029163**	5.04%	2/1/2037	PA	99,074	26,604
Mortgage Loan ID#1000003356	2.00%	6/1/2052	NY	79,819	26,530
Mortgage Loan ID#1000003314	10.25%	4/1/2022	UT	41,200	26,405
Mortgage Loan ID#1000043353**	9.64%	2/1/2047	OH	107,055	26,244
Mortgage Loan ID#1000017233**	8.00%	10/1/2019	TN	25,927	26,071
Mortgage Loan ID#1000028156**	8.49%	6/1/2037	NJ	160,622	25,797
Mortgage Loan ID#1000003218	5.20%	4/1/2037	VA	48,460	25,609
Mortgage Loan ID#1000003363	4.00%	2/1/2037	NY	51,793	25,186
Mortgage Loan ID#1000026554**	10.68%	11/6/2027	GA	49,475	25,015
Mortgage Loan ID#7000000429	5.00%	9/1/2039	CA	49,428	24,559
Mortgage Loan ID#1000025933**	7.00%	4/1/2039	AL	52,163	24,541
Mortgage Loan ID#1000003802	11.50%	4/1/2037	MA	56,243	24,464
Mortgage Loan ID#1000003430	3.00%	11/1/2050	VA	62,951	24,451
Mortgage Loan ID#1000003277	5.50%	4/1/2037	NV	44,218	24,009
Mortgage Loan ID#1000025995**	3.75%	6/1/2057	AL	79,444	24,002
Mortgage Loan ID#1000003048	4.50%	8/15/2032	NY	42,236	23,060
Mortgage Loan ID#1000003331	9.25%	4/1/2022	IL	36,218	22,852
Mortgage Loan ID#1000003298	10.50%	7/1/2022	TX	34,918	22,107
Mortgage Loan ID#1000003318	4.78%	9/1/2037	CA	43,598	22,033
Mortgage Loan ID#1000003407	2.00%	5/1/2037	CA	53,931	21,200
Mortgage Loan ID#1000003200	5.65%	4/1/2037	FL	38,076	20,902
Mortgage Loan ID#1000003201	6.13%	4/15/2032	RI	59,323	20,604
Mortgage Loan ID#1000003029	8.25%	3/1/2022	FL	33,337	20,576
Mortgage Loan ID#1000003151	13.75%	3/1/2022	MN	29,382	20,528
Mortgage Loan ID#1000025950**	4.63%	9/1/2054	IL	101,412	20,148
Mortgage Loan ID#1000003347	1.00%	2/1/2038	NY	48,727	20,106
Mortgage Loan ID#1000003011	4.87%	4/1/2037	CA	39,118	20,091
Mortgage Loan ID#1000003373	7.41%	4/1/2037	NY	60,101	20,071
Mortgage Loan ID#1000003338	9.13%	4/1/2037	NY	52,858	19,957
Mortgage Loan ID#1000003284	10.50%	3/1/2037	NC	48,418	19,850
Mortgage Loan ID#1000003212	13.25%	4/1/2022	PA	28,868	19,750
Mortgage Loan ID#1000002531	1.00%	2/1/2044	NY	49,655	18,908
Mortgage Loan ID#1000003794	11.25%	4/1/2037	WI	43,306	18,555
Mortgage Loan ID#6000000582	1.00%	11/1/2038	NY	54,784	18,463
Mortgage Loan ID#1000003269	8.63%	3/1/2032	AZ	45,831	18,407
Mortgage Loan ID#1000002238	2.00%	1/1/2057	FL	23,058	18,124
Mortgage Loan ID#1000003288	6.88%	4/15/2032	NY	49,100	17,807
Mortgage Loan ID#1000003272	3.38%	3/1/2037	AZ	37,720	17,796
Mortgage Loan ID#1000029211**	6.47%	6/1/2032	PA	57,468	17,777
Mortgage Loan ID#1000003155	10.63%	3/1/2032	FL	39,525	17,619
Mortgage Loan ID#1000025930**	3.00%	2/1/2056	MS	41,054	17,495
Mortgage Loan ID#1000003317	6.50%	2/1/2037	NJ	52,012	16,349
Mortgage Loan ID#1000003067	1.00%	4/1/2038	UT	45,637	16,250
Mortgage Loan ID#1000003793	10.75%	4/1/2032	MI	36,000	16,152
Mortgage Loan ID#1000003104	13.38%	8/1/2021	OH	22,126	15,863
Mortgage Loan ID#1000003980	5.38%	4/1/2039	CT	30,245	15,654
Mortgage Loan ID#1000002983	4.82%	4/1/2039	AZ	31,546	15,524
Mortgage Loan ID#7000018838	6.75%	7/1/2042	MD	51,885	15,199
Mortgage Loan ID#1000027712**	5.00%	5/1/2032	TX	37,103	14,828
Mortgage Loan ID#1000003392	1.00%	11/1/2039	NY	36,592	14,805
Mortgage Loan ID#1000015945**	3.13%	2/1/2037	IL	76,793	14,462
Mortgage Loan ID#1000003065	3.00%	5/1/2036	PA	30,510	14,332
Mortgage Loan ID#7000000222	4.00%	4/1/2039	MO	30,394	13,848
Mortgage Loan ID#1000002452	5.99%	9/4/2023	AZ	17,877	13,749
Mortgage Loan ID#1000003014	6.38%	8/15/2032	MT	41,415	13,003
Mortgage Loan ID#1000002972	12.88%	1/1/2022	PA	18,755	12,937
Mortgage Loan ID#1000003003	9.63%	3/1/2022	IL	19,321	12,291
Mortgage Loan ID#1000003224	8.75%	2/1/2022	PA	19,324	12,224
Mortgage Loan ID#1000003186	13.63%	2/1/2022	VA	17,488	12,186
Mortgage Loan ID#1000043575**	5.88%	6/1/2036	NY	177,408	12,152
Mortgage Loan ID#7000032686	0.50%	5/1/2043	VA	44,625	12,065
Mortgage Loan ID#1000003274	7.45%	4/1/2037	NV	35,766	12,015
Mortgage Loan ID#1000003220	2.00%	6/1/2052	IL	37,666	11,976
Mortgage Loan ID#1000003106	9.38%	4/1/2022	TX	18,845	11,846
Mortgage Loan ID#1000003006	7.13%	4/15/2032	NY	31,410	11,555
Mortgage Loan ID#1000003789	12.63%	12/1/2036	WI	24,578	11,457
Mortgage Loan ID#1000003981	1.00%	5/1/2039	NY	33,756	11,178
Mortgage Loan ID#7000001895	5.25%	3/1/2040	CA	21,895	11,063
Mortgage Loan ID#1000002484	2.00%	1/1/2052	IL	35,811	10,912
Mortgage Loan ID#7000524032	5.00%	7/1/2045	CA	23,451	10,654
Mortgage Loan ID#1000002434	8.00%	3/30/2028	AZ	24,140	10,619
Mortgage Loan ID#1000003115	1.00%	5/1/2038	NJ	26,182	10,566
Mortgage Loan ID#1000016784**	8.25%	5/1/2037	FL	192,210	10,475
Mortgage Loan ID#1000002475	7.25%	3/24/2028	AZ	22,333	9,506
Mortgage Loan ID#1000002442	7.50%	5/22/2026	AZ	19,572	9,091
Mortgage Loan ID#1000002474	7.25%	2/8/2028	AZ	21,232	9,068
Mortgage Loan ID#1000003007	6.58%	4/1/2037	NJ	27,965	8,812
Mortgage Loan ID#7000016846	5.38%	4/1/2027	FL	12,786	8,610
Mortgage Loan ID#1000003102	13.00%	4/1/2022	NY	12,892	8,605
Mortgage Loan ID#7000044724	4.50%	9/1/2028	IL	13,710	8,442
Mortgage Loan ID#1000002453	7.50%	1/7/2028	AZ	19,080	8,295
Mortgage Loan ID#1000003767	4.00%	12/1/2036	TN	16,254	8,158
Mortgage Loan ID#1000016929**	8.75%	10/1/2037	ME	114,583	8,143
Mortgage Loan ID#1000003019	1.00%	6/1/2054	FL	31,104	8,129
Mortgage Loan ID#7000014197	5.25%	1/1/2042	FL	16,555	8,119
Mortgage Loan ID#1000003059	2.00%	7/1/2038	AZ	16,975	7,980
Mortgage Loan ID#7000037380	3.38%	8/1/2028	DE	13,555	7,908
Mortgage Loan ID#7000033764	5.00%	7/1/2028	IL	12,362	7,887
Mortgage Loan ID#1000016586**	3.13%	4/1/2018	CT	19,787	7,836
Mortgage Loan ID#1000003815	3.00%	12/1/2048	MD	18,831	7,658
Mortgage Loan ID#1000003329	6.93%	3/1/2037	VA	23,503	7,602
Mortgage Loan ID#1000000363**	11.63%	10/1/2037	NY	44,013	7,549
Mortgage Loan ID#1000016645**	3.13%	11/1/2019	FL	31,997	7,458
Mortgage Loan ID#1000002462	7.00%	4/24/2026	AZ	16,158	7,425
Mortgage Loan ID#1000003215	12.50%	3/1/2022	TX	15,533	7,339
Mortgage Loan ID#1000002445	8.50%	4/9/2028	AZ	16,221	7,270
Mortgage Loan ID#7000016879	5.38%	4/1/2027	CA	10,361	6,977
Mortgage Loan ID#7000029305	5.00%	5/1/2028	PA	10,463	6,707
Mortgage Loan ID#7000144524	4.00%	3/1/2044	NV	15,897	6,570
Mortgage Loan ID#7000034325	5.00%	5/1/2028	AL	9,956	6,382
Mortgage Loan ID#7000021621	5.50%	1/1/2028	CA	9,555	6,354
Mortgage Loan ID#1000003146	12.13%	3/1/2037	NC	13,979	6,316
Mortgage Loan ID#7000040113	5.50%	9/1/2028	FL	9,197	5,995
Mortgage Loan ID#1000002459	6.01%	4/1/2028	AZ	14,694	5,897
Mortgage Loan ID#7000026184	4.38%	1/1/2046	TN	13,666	5,730
Mortgage Loan ID#1000003783	6.00%	3/1/2037	AR	10,071	5,618
Mortgage Loan ID#7000227562	4.00%	6/1/2044	CA	13,376	5,504
Mortgage Loan ID#1000003983	4.75%	6/1/2039	CT	11,288	5,502
Mortgage Loan ID#1000002992	9.88%	1/1/2022	WY	8,260	5,423
Mortgage Loan ID#1000000614	6.00%	12/1/2039	IN	9,907	5,383
Mortgage Loan ID#1000003768	6.88%	3/1/2037	TN	16,454	5,311
Mortgage Loan ID#1000003775	10.00%	4/1/2037	MI	12,481	4,954
Mortgage Loan ID#7000275218	4.00%	8/1/2044	IN	11,731	4,813
Mortgage Loan ID#7000049512	5.00%	10/1/2028	FL	7,406	4,692
Mortgage Loan ID#7000056207	5.13%	10/1/2028	AZ	7,306	4,659
Mortgage Loan ID#1000003088	8.90%	3/1/2037	TX	12,578	4,652
Mortgage Loan ID#1000002468	7.25%	2/5/2028	AZ	9,883	4,221
Mortgage Loan ID#1000003090	11.63%	3/1/2022	TX	6,086	4,091
Mortgage Loan ID#7000036539	4.88%	7/1/2028	IL	6,022	3,817
Mortgage Loan ID#1000003073	8.00%	3/1/2027	NV	8,096	3,708
Mortgage Loan ID#7000362626	3.00%	11/1/2044	FL	9,599	3,470
Mortgage Loan ID#7001021768**	0.50%	8/1/2046	DE	13,276	3,053
Mortgage Loan ID#7000098633	4.50%	2/1/2044	FL	6,696	2,935
Mortgage Loan ID#7000314799	5.00%	10/1/2029	OH	4,364	2,696
Mortgage Loan ID#7000032678	4.00%	5/1/2028	OH	4,335	2,638
Mortgage Loan ID#7000037510	5.00%	9/1/2028	CT	4,090	2,609
Mortgage Loan ID#1000002425	8.75%	1/22/2028	AZ	3,532	1,610
Mortgage Loan ID#1000003207	1.00%	3/1/2022	WA	39,095	10
Mortgage Loan ID#7000036523	6.00%	9/1/2043	IL	4,417	-
Mortgage Loan ID#7000038883	5.00%	6/1/2032	MI	16,833	-
Mortgage Loan ID#7000020155	5.50%	8/1/2027	CA	24,102	-
Mortgage Loan ID#5000004007	0.00%	8/1/2017	N/A	400	-
Mortgage Loan ID#7000038874	6.00%	6/1/2032	OH	12,047	-
Mortgage Loan ID#7000106608	5.00%	2/1/2029	CA	12,549	-
Mortgage Loan ID#7000242451	3.75%	7/1/2044	FL	11,597	-
Mortgage Loan ID#7000004323	2.00%	8/1/2040	FL	121,631	-
Mortgage Loan ID#5000003989	0.00%	11/1/2024	N/A	16,574	-
Mortgage Loan ID#1000003357	2.00%	5/1/2047	CA	84,953	-
Mortgage Loan ID#7000036752	5.50%	8/1/2028	MN	63,358	(14)
Mortgage Loan ID#1000002784	12.63%	2/1/2022	FL	83,881	(27)
Mortgage Loan ID#1000003395	10.50%	4/1/2022	NY	79,282	(27)
Mortgage Loan ID#1000002723	6.00%	8/1/2047	AZ	33,169	(163)
Mortgage Loan ID#7000030263	5.00%	8/1/2028	WI	5,430	(250)
Mortgage Loan ID#1000003351	2.00%	5/1/2037	NY	40,463	(702)
Mortgage Loan ID#1000044266**	8.95%	10/1/2036	NY	57,785	(722)
Mortgage Loan ID#1000002916	1.00%	9/1/2049	CA	78,265	(780)
Mortgage Loan ID#1000003275	5.38%	3/15/2032	FL	44,230	(1,006)
Mortgage Loan ID#1000002758	11.00%	4/1/2022	FL	24,345	(1,070)
Mortgage Loan ID#1000003372	2.00%	3/1/2037	VA	74,770	(1,306)
Mortgage Loan ID#7000057184	4.50%	10/1/2028	AZ	19,461	(1,715)
Mortgage Loan ID#1000015928**	10.25%	9/1/2019	GA	6,985	(3,065)
Mortgage Loan ID#1000002564	5.68%	9/1/2037	FL	48,061	(4,403)
Mortgage Loan ID#1000002909	2.00%	7/1/2036	FL	78,310	(5,084)
Mortgage Loan ID#1000001308	8.38%	7/1/2037	NJ	160,615	(18,650)
Mortgage Loan ID#1000016194**	6.88%	8/1/2018	NY	89,843	(21,820)
Mortgage Loan ID#1000017142**	3.52%	3/1/2017	NY	42,139	(24,830)
Mortgage Loan ID#1000016696**	6.54%	5/1/2018	NY	24,092	(61,107)

				149,524,137	94,368,062

				Principal	Fair
Description			State	amount	value
Real estate acquired in settlement of loans
Property ID#1000015063**			FL	$1,350,000	$1,399,603
Property ID#1000000557**			NJ	990,473	571,751
Property ID#1000027733**			IL	573,920	526,043
Property ID#1000026981**			MA	777,294	487,284
Property ID#1000016710**			NJ	529,780	475,153
Property ID#1000026032**			HI	420,101	466,927
Property ID#1000026843**			CA	536,000	466,638
Property ID#1000029380**			NJ	399,999	339,477
Property ID#1000027464**			FL	502,187	339,221
Property ID#1000017521**			MD	501,028	322,224
Property ID#1000044014**			MD	578,256	320,332
Property ID#1000043755**			MN	478,088	309,532
Property ID#1000027243**			CA	380,135	305,527
Property ID#1000015537**			FL	460,000	278,978
Property ID#1000026017**			CA	319,900	263,178
Property ID#1000025949**			CA	337,698	254,633
Property ID#1000026348**			NV	366,420	254,562
Property ID#1000043895**			MA	276,553	246,286
Property ID#1000028993**			NJ	421,039	241,178
Property ID#1000001614			NY	328,000	232,930
Property ID#1000043164**			AZ	224,353	224,353
Property ID#1000027641**			NJ	240,000	203,878
Property ID#1000016110**			FL	286,771	195,261
Property ID#1000026150**			PA	284,148	173,562
Property ID#1000043731**			NJ	206,001	152,963
Property ID#1000027454**			NJ	345,428	152,614
Property ID#1000035181**			NY	181,877	148,773
Property ID#1000015627**			NY	179,970	144,528
Property ID#1000043261**			NJ	288,028	144,258
Property ID#1000003601			MD	185,250	144,037
Property ID#1000043128			NJ	102,661	136,221
Property ID#1000034988**			FL	139,220	136,130
Property ID#1000043996**			PA	240,000	135,878
Property ID#1000016328**			NJ	138,797	125,931
Property ID#1000027400**			NY	229,668	110,404
Property ID#1000016038**			DE	152,305	85,097
Property ID#1000017330**			CT	209,804	80,703
Property ID#1002229098			GA	56,503	76,836
Property ID#1000038508**			NJ	234,727	63,641
Property ID#1000016883**			NJ	151,309	57,029
Property ID#1000000663**			NY	59,525	55,579
Property ID#1000000591			NJ	317,267	54,935
Property ID#1000027625**			WI	52,893	52,893
Property ID#1000026336**			PA	139,002	52,830
Property ID#1000035033**			NJ	152,649	51,096
Property ID#1000015553**			NY	44,036	42,390
Property ID#1000025919**			OH	47,400	39,458
Property ID#1000000376**			NY	53,400	38,117
Property ID#1000001948			VA	120,849	29,448
Property ID#1000035080**			NJ	155,369	16,612

				15,746,081	11,226,912

TOTAL MORTGAGE INVESTMENTS (Cost $91,774,585)				165,270,218	105,594,974

SHORT-TERM INVESTMENT - 4%*
					Fair
Name of Issuer				Shares	value
Short-term investment
Morgan Stanley Liquidity Funds: Government Institutional Shares
- yield 0.77% at June 30, 2017				$3,894,711	$3,894,711

TOTAL SHORT-TERM INVESTMENT (Cost $3,894,711)				3,894,711	3,894,711

TOTAL INVESTMENTS (Cost $95,669,296)					$109,489,685

LIABILITIES - 30%*		Note	Maturity	Principal	Fair
Description		interest rate	date	amount	value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^		4.00%	3/25/2055	$27,656,516	$27,824,612

TOTAL LIABILITIES (Proceeds $27,548,853)				27,656,516	27,824,612

Other assets in excess of other liabilities - 12%*					11,438,276

TOTAL PARTNERS' CAPITAL - 100%*					$93,103,349

* Percentages are stated as a percent of partners' capital
** Pledged as collateral for asset-backed financing (See Note 5)
^ Investment represents securities issued by related parties
All investments are in the United States of America.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant's nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title) /s/ David A. Spector
                                           David A. Spector, CEO

Date                           November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David A. Spector
                                           David A. Spector, CEO

Date                           November 9, 2017

By (Signature and Title) /s/ Andrew S. Chang
                                           Andrew S. Chang, CFO

Date                           November 9, 2017